UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     November 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     59

Form13F Information Table Value Total:     2263868


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Jan 35 Call           OPTION              013817901     4809     8150     X    SOLE                     8150
Alcoa Jan 37.5 Call         OPTION              013817901     1966     4468     X    SOLE                     4468
Clear Channel CommunicationsOPTION              184502902     1405     4014     X    SOLE                     4014
Harrah's Entertainment      OPTION              413619907    10385    11937     X    SOLE                    11937
Harrah's Entertainment      OPTION              413619907       80      186     X    SOLE                      186
Kraft Dec 30 Call           OPTION              50075N904     2089     4097     X    SOLE                     4097
Kraft Dec 32.5 Call         OPTION              50075N904     2419     8201     X    SOLE                     8201
Edwards AG Inc              COMMON              281760108    26282   313813     X    SOLE                   313813
ABN Amro Holdings NV        COMMON              000937102    25692   489015     X    SOLE                   489015
Alcan Inc                   COMMON              013716105   320478  3202218     X    SOLE                  3202218
Aldabra 2 Acquisition Corp  COMMON              01408A103     7077   770037     X    SOLE                   770037
Alliance Data Systems Corp  COMMON              018581108    31980   412969     X    SOLE                   412969
Allied Defense Group Inc    COMMON              019118108      199    26175     X    SOLE                    26175
Alltel Corp                 COMMON              020039103     4724    67801     X    SOLE                    67801
Annaly Capital Management   COMMON              035710409    10358   650228     X    SOLE                   650228
Archstone-Smith Trust       COMMON              039583109    75380  1253415     X    SOLE                  1253415
BCE Inc.                    COMMON              05534B760   150083  3779251     X    SOLE                  3779251
Ceridian Corp               COMMON              156779100    28373   816726     X    SOLE                   816726
Churchuill Ventures LTD     COMMON              17157P109     3164   413042     X    SOLE                   413042
Clear Channel CommunicationsCOMMON              184502102   171025  4567976     X    SOLE                  4567976
Comcast Corp - Class A      COMMON              20030N101    18721   774241     X    SOLE                   774241
Dade Behring Holdings Inc   COMMON              23342J206    24210   317096     X    SOLE                   317096
Dobson Communications Corp  COMMON              256069105    31802  2486501     X    SOLE                  2486501
Dow Jones & Co Inc.         COMMON              260561105    69488  1163961     X    SOLE                  1163961
EMC Corp                    COMMON              268648102     4285   205998     X    SOLE                   205998
General Finance Corp        COMMON              369822101     2288   286052     X    SOLE                   286052
Harrah's Entertainment Inc  COMMON              413619107   300671  3458770     X    SOLE                  3458770
Hilton Hotels Corp.         COMMON              432848109   236003  5076431     X    SOLE                  5076431
Huntsman Corp               COMMON              447011107   117580  4438646     X    SOLE                  4438646
International Securities    COMMON              46031W204    21619   325248     X    SOLE                   325248
Kraft Foods Inc             COMMON              50075N104    14142   409794     X    SOLE                   409794
Lyondell Chemical Company   COMMON              552078107   111966  2415664     X    SOLE                  2415664
Northwestern Corp.          COMMON              668074305     3898   143470     X    SOLE                   143470
Rare Hospitality INTL       COMMON              753820109    29561   775681     X    SOLE                   775681
Resource Capital Corp       COMMON              76120W302    10030   890737     X    SOLE                   890737
Southern Union Co           COMMON              844030106    10448   335849     X    SOLE                   335849
Sterlite Industries India   COMMON              859737207    26724  1444541     X    SOLE                  1444541
Transforma Acquisition GroupCOMMON              89366E100     2057   272111     X    SOLE                   272111
TXU Corp                    COMMON              873168108   323955  4731348     X    SOLE                  4731348
Union Street Acquisition    COMMON              908536105     2004   262634     X    SOLE                   262634
United Financial Bancorp IncCOMMON              91030R103       57     4548     X    SOLE                     4548
Winthrop Realty Trust       COMMON              976391102      673    99929     X    SOLE                    99929
WR Grace & Co.              COMMON              38388F108    18929   704732     X    SOLE                   704732
Osage Bancshares Inc        COMMON              68764U106       47     5283     X    SOLE                     5283
Albemarle Corp Dec 35 Put   OPTION              012653951      224     4337     X    SOLE                     4337
Citigroup Oct 45 Put        OPTION              172967951      213     3775     X    SOLE                     3775
Harrah's Entertainment Inc  OPTION              413619957       67     1936     X    SOLE                     1936
Lehman Brothers Holdings IncOPTION              524908950      110     3380     X    SOLE                     3380
Lehman Brothers Holdings IncOPTION              524908950       23     1559     X    SOLE                     1559
Lehman Brothers Holdings IncOPTION              524908950       44     1471     X    SOLE                     1471
MBIA Inc Jan 50 Put         OPTION              55262C950      237     1102     X    SOLE                     1102
MBIA Inc Nov 50 Put         OPTION              55262C950      110     1377     X    SOLE                     1377
Aldabra 2 Acquisition Corp  WARRANT             01408A111     1155   770037     X    SOLE                   770037
Churchill Ventures Ltd      WARRANT             17157P117      310   413042     X    SOLE                   413042
Freedom Acquisition HoldingsWARRANT             35645F111     1256   411891     X    SOLE                   411891
General Finance Corp WarrantWARRANT             369822119      434   197054     X    SOLE                   197054
Grubb & Ellis Realty        WARRANT             400096111      100   358020     X    SOLE                   358020
Transforma Aquisition Group WARRANT             89366E118      275   272111     X    SOLE                   272111
Union Street Acquisition    WARRANT             908536113      184   262634     X    SOLE                   262634